FINANCIAL STATEMENT EFFECTS OF RATE REGULATION (Tables)	12 Months Ended
Dec. 31, 2012
FINANCIAL STATEMENT EFFECTS OF RATE REGULATION
Schedule of regulatory assets and liabilities

December 31,	2012	2011
(millions of Canadian dollars)
Regulatory assets/(liabilities)
Liquids Pipelines
Deferred income taxes[1]	605	527
Deferred transportation revenues[2]	155	84
Gas Distribution
Deferred income taxes[3]	201	170
Future removal and site restoration reserves[4]	(882)	(836)
Pension plans and OPEB[5]	212	108
Sponsored Investments
Deferred income taxes[3]	73	83

1

The asset represents the regulatory offset to deferred income tax liabilities that are expected to be recovered under flow-through income tax treatment. The recovery period depends on future temporary differences.

2

Deferredtransportation revenues are related to the cumulative difference between U.S. GAAP depreciation expense for Southern Lights and the negotiated depreciation rates included in the regulated transportation tolls. The Company expects to recover this difference after 2020 when depreciation rates in the transportation agreements are expected to exceed U.S. GAAP depreciation rates.

3

The asset represents the regulatory offset to deferred income tax liabilities to the extent that deferred income taxes are expected to be included in regulator-approved future rates and recovered from or refunded to future customers. The recovery period depends on future temporary differences.

4

The future removal and site restoration reserves balance results from amounts collected from customers by certain businesses, with the approval of the regulator, to fund future costs for removal and site restoration relating to property, plant and equipment. These costs are collected as part of depreciation charged on property, plant and equipment. The balance represents the amount that has been collected from customers, net of actual costs expended on removal and site restoration. The settlement of this balance will occur as future removal and site restoration costs are incurred.

5

The pension plans and OPEB balances represent the regulatory offset to pension plan and OPEB obligations to the extent the amounts are expected to be collected from customers in future rates. An OPEB balance of $89 million is expected to be collected on a straight-line basis over a 20-year period commencing in 2013, whereas the settlement period for the pension regulatory asset is not determinable.